Employee Benefits - Summary of Employee Benefit Plans' Expenses (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	$ 81	$ 102
Net interest cost on net defined benefit liability	(3)	2
Defined benefit administrative expenses	3	2
Total expense	81	106
Principal non-pension post-retirement benefit plan [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	4	4
Net interest cost on net defined benefit liability	5	4
Total expense	9	8
Other pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	2	3
Net interest cost on net defined benefit liability	8	7
Past service cost (credit)		(3)
Defined benefit administrative expenses	2	1
Total expense	$ 12	$ 8